Notes Payable - Schedule of Notes Payable (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Notes Payable [Line Items]
Notes payable		$ 9,248	$ 14,907	$ 8,471	$ 2,046
Industrial Bank Fuzhou Branch [Member] | Bankers Acceptance [Member]
Schedule of Notes Payable [Line Items]
Notes payable			6,955
Industrial Bank Fuzhou Branch [Member] | Letters of Credit [Member]
Schedule of Notes Payable [Line Items]
Notes payable	[1]	2,845	3,756
China Minsheng Bank Fuzhou Branch [Member] | Commercial Paper [Member]
Schedule of Notes Payable [Line Items]
Notes payable		$ 6,403	$ 4,196

[1]	On September 16, 2025, Industrial Bank Fuzhou Branch issued letter of credits approximately $2.8 million (RMB20.0 million) to the Company with due date of September 16, 2026. The letter of credit were drawn down from Industrial Bank Fuzhou Branch’s credit line.